Right of use assets and operating lease liability (Details Narrative) $ in Thousands	Oct. 16, 2025 SGD ($)	Jun. 30, 2026 USD ($)	Jun. 30, 2026 SGD ($)	Jan. 01, 2026 SGD ($)	Dec. 31, 2025 SGD ($)
Right Of Use Assets And Operating Lease Liability
Rental fee	$ 77,000
Right of use of asset		$ 22	$ 28,000	$ 46,841
Operating lease liability			$ 28,000	$ 46,841
Incremental borrowing rate		3.69%	3.69%
Remaining lease term		9 months	9 months